Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Salaries	$ 124,746	$ 137,458	$ 145,067
Employee retention allowance	10,396	11,455	9,090
Compensation expense-share-based payments	22,309	55,176	0
Key management personnel compensation	$ 157,451	$ 204,088	$ 154,157